787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

January 9, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FDP Series, Inc.
FDP BlackRock Franklin Templeton Total Return Fund
Post-Effective Amendment No. 26 under the Securities Act of 1933 and Amendment No. 28 under the Investment Company Act of 1940 to Registration Statement on Form N-1A
(File No. 333-123779 and File No. 811-21744)

Ladies and Gentlemen:

On behalf of FDP Series, Inc. (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 26 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to FDP BlackRock Franklin Templeton Total Return Fund, a series of the Registrant (the “Fund”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to make certain changes to the Fund’s investment objective, investment process, investment strategies and investment risks, and reflect certain changes to the Fund’s portfolio management team, as noted in a Supplement to the Fund’s Prospectus filed on January 9, 2017. In addition, we note that the Fund will be renamed FDP BlackRock CoreAlpha Bond Fund.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz

Stacey P. Ruiz

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock, Inc.
Gladys Chang, Esq., BlackRock, Inc.
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP